CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 57,763	$ 15,401	$ 48,788
Other comprehensive (loss) income
Foreign currency translation adjustments	(137)	43
Total comprehensive income	57,626	15,444	48,788
Net income attributable to noncontrolling interest			(811)
Total comprehensive income to YETI Holdings, Inc.	$ 57,626	$ 15,444	$ 47,977